Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest and dividend income
Loans receivable	$ 29,828	$ 33,493	$ 38,037
Securities available for sale	8,722	10,465	11,911
Nontaxable securities available for sale	2,266	2,263	2,457
Interest-earning deposits	24	19	12
Total interest and dividend income	40,840	46,240	52,417
Interest expense:
Deposits (note 6)	10,571	14,207	17,384
Advances from Federal Home Loan Bank	2,609	2,557	3,292
Repurchase agreements	963	909	831
Subordinated debentures	734	742	739
Total interest expense	14,877	18,415	22,246
Net interest income	25,963	27,825	30,171
Provision for loan losses (note 3)	2,275	5,921	5,970
Net interest income after provision for loan losses	23,688	21,904	24,201
Non-interest income:
Service charges	3,840	3,813	3,922
Merchant card income	842	768	698
Mortgage origination income	956	720	590
Realized gain from sale of securities available for sale, net (note 2)	1,671	2,897	3,504
Other than temporary impairment on investments		(155)
Income from bank owned life insurance	399	316	344
Financial services commission	1,071	894	971
Other operating income	860	940	1,077
Total non-interest income	9,639	10,193	11,106
Non-interest expenses:
Salaries and benefits (note 12)	13,979	13,266	12,762
Occupancy expense (note 4)	3,531	3,269	3,158
Data processing expense	2,494	2,645	2,807
State deposit tax	647	627	640
Intangible amortization	227	291	358
Professional services	1,605	1,372	1,225
Advertising expense	1,357	1,235	1,115
Postage and communications expense	562	549	557
Supplies expense	355	399	404
Deposit insurance and examination fees	1,539	2,021	2,107
Loss on sale of assets	13	145
Loss (gain) on sale of real estate owned	266	1,703	(321)
Expenses related to real estate owned	123	276	264
Other operating expenses	1,743	895	1,102
Total non-interest expense	28,441	28,693	26,178
Income before income tax expense	4,886	3,404	9,129
Income tax expense (note 13)	817	484	2,613
Net income	4,069	2,920	6,516
Less: Dividend on preferred shares	1,007	920	920
Accretion dividend on preferred shares	222	111	111
Net income available for common shareholders	$ 2,840	$ 1,889	$ 5,485
Earnings per share available to common stockholders (note 18):
Basic	$ 0.38	$ 0.25	$ 0.96
Fully diluted	$ 0.38	$ 0.25	$ 0.96
Weighted average shares outstanding - basic	7,486,445	7,460,294	5,732,495	[1]
Weighted average shares outstanding - diluted	7,486,445	7,460,294	5,732,495	[1]

[1]	Weighted average shares outstanding (basic and diluted) for 2010 adjusted to reflected 2% stock dividend paid to shareholders of record on October 3, 2011.